Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$85,065,282.40	0.2030198	$67,968,511.03	0.1622160	$17,096,771.37
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$303,365,282.40	0.2589988	$286,268,511.03	0.2444024	$17,096,771.37

Weighted Avg. Coupon (WAC)	4.60%		4.62%
Weighted Avg. Remaining Maturity (WARM)	30.98		30.12
Pool Receivables Balance	$355,184,887.34		$334,666,111.51
Remaining Number of Receivables	39,524		37,971

Adjusted Pool Balance	$347,176,630.32		$327,180,406.50

III. COLLECTIONS

Principal:
Principal Collections	$20,160,953.48
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$439,759.68
Total Principal Collections	$20,600,713.16

Interest:
Interest Collections	$1,337,068.50
Late Fees & Other Charges	$30,082.57
Interest on Repurchase Principal	$-
Total Interest Collections	$1,367,151.07

Collection Account Interest	$1,559.55
Reserve Account Interest	$518.06
Servicer Advances	$-

Total Collections	$21,969,941.84

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$21,969,941.84
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$21,969,941.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$295,987.41		$295,987.41	$295,987.41
Collection Account Interest					$1,559.55
Late Fees & Other Charges					$30,082.57
Total due to Servicer					$327,629.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$68,761.10		$68,761.10
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$365,285.27		$365,285.27	$365,285.27

Available Funds Remaining:					$21,277,027.04

3. Principal Distribution Amount:					$17,096,771.37

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,096,771.37
Class A-4 Notes				$-
Class A Notes Total:		17,096,771.37		$17,096,771.37
Total Noteholders Principal				$17,096,771.37

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,180,255.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,008,257.02
Beginning Period Amount	$8,008,257.02
Current Period Amortization	$522,552.01
Ending Period Required Amount	$7,485,705.01
Ending Period Amount	$7,485,705.01
Next Distribution Date Required Amount	$6,984,502.51

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$43,811,347.92	$40,911,895.47	$40,911,895.47
Overcollateralization as a % of Adjusted Pool		12.62%	12.50%	12.50%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.49%	37,396	98.04%	$328,109,581.51
30 - 60 Days	1.20%	454	1.55%	$5,176,429.83
61 - 90 Days	0.27%	102	0.34%	$1,153,155.67
91 + Days	0.05%	19	0.07%	$226,944.50
		37,971		$334,666,111.51
Total
Delinquent Receivables 61 + days past due	0.32%	121	0.41%	$1,380,100.17
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	80	0.27%	$951,470.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	89	0.28%	$1,052,960.25
Three-Month Average Delinquency Ratio	0.25%		0.32%

Repossession in Current Period		25		$306,524.89
Repossession Inventory		36		$227,186.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$357,822.35
Recoveries				$(439,759.68)
Net Charge-offs for Current Period				$(81,937.33)

Beginning Pool Balance for Current Period				$355,184,887.34

Net Loss Ratio				-0.28%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				-0.33%
Three-Month Average Net Loss Ratio for Current Period				-0.12%

Cumulative Net Losses for All Periods				$7,919,469.08
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$1,178,636.26
Number of Extensions				101

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